Long-term Debt and Capital Lease Obligations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Capital lease obligations	$ 14,326	$ 15,618
Other	158,756	163,802
Long-term debt and capital lease obligations	7,867,534	8,120,487
Less current maturities	563,224	334,747
Total long-term debt less current maturities	7,304,310	7,785,740
Revolving credit maximum amount available	3,840,250	3,859,700
Revolving credit balance outstanding	2,631,038	2,659,340
Amended 2006 Senior Credit Agreement [Member]
Debt Instrument [Line Items]
Senior Credit Agreement	2,631,038
Senior Credit Agreement 2012 Member [Member]
Debt Instrument [Line Items]
Line of credit outstanding which reduces available borrowings under the revolving credit facility	15,865	77,188
RevolvingCreditUSD [Member]
Debt Instrument [Line Items]
Revolving credit maximum amount available		600,000
Revolving credit balance outstanding		59,340
RevolvingCreditEUR [Member]
Debt Instrument [Line Items]
Revolving credit maximum amount available		659,700
TermLoanA2012 [Member]
Debt Instrument [Line Items]
Revolving credit maximum amount available		2,600,000
Revolving credit balance outstanding		2,600,000
Long Term Debt [Member]
Debt Instrument [Line Items]
Accounts receivable facility	0	162,000
Amended 2006 Senior Credit Agreement [Member]
Debt Instrument [Line Items]
Senior Credit Agreement		2,659,340
Term Loan A [Member] | RevolvingCreditEUR [Member]
Debt Instrument [Line Items]
Revolving credit maximum amount available	640,250
Term Loan B [Member] | TermLoanA2012 [Member]
Debt Instrument [Line Items]
Revolving credit maximum amount available	2,600,000
Revolving credit balance outstanding	2,600,000
Revolving Credit Facility [Member] | RevolvingCreditUSD [Member]
Debt Instrument [Line Items]
Revolving credit maximum amount available	600,000
Revolving credit balance outstanding	31,038
Senior Notes [Member]
Debt Instrument [Line Items]
Senior Long Term Notes	4,694,106	4,743,442
Euro Notes [Member]
Debt Instrument [Line Items]
Senior Long Term Notes	50,420	51,951
EIB Agreements [Member]
Debt Instrument [Line Items]
Senior Long Term Notes	318,888	324,334
Accounts Receivable Facility[Member]
Debt Instrument [Line Items]
Line of credit outstanding which reduces available borrowings under the revolving credit facility	$ 60,822